Other Accounts Payable - Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of discount rates [member]
Discount Rate Sensitivity Analysis [Abstract]
Effect of an increase of %	0.50%	0.50%	0.50%
Effect of a decrease of %	0.50%	0.50%	0.50%
Salary Increase Rate Sensitivity Analysis [Abstract]
Effect of an increase of %	0.50%	0.50%	0.50%
Effect of a decrease of %	0.50%	0.50%	0.50%
Actuarial assumption of expected rates of salary increases [member]
Discount Rate Sensitivity Analysis [Abstract]
Effect of an increase of %	0.50%	0.50%
Effect of a decrease of %	0.50%	0.50%
Salary Increase Rate Sensitivity Analysis [Abstract]
Effect of an increase of %	0.50%	0.50%
Effect of a decrease of %	0.50%	0.50%
Defined Benefit Obligation impact [Member] | Actuarial assumption of discount rates [member] | Increase in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	S/ (110)	S/ (121)	S/ 79
Retirement benefits			3
Defined benefit obligation	(110)	(121)	82
Defined Benefit Obligation impact [Member] | Actuarial assumption of discount rates [member] | Decrease in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	119	131	(83)
Retirement benefits			(3)
Defined benefit obligation	119	131	(86)
Defined Benefit Obligation impact [Member] | Actuarial assumption of expected rates of salary increases [member] | Increase in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	83	87
Defined benefit obligation	83	87
Defined Benefit Obligation impact [Member] | Actuarial assumption of expected rates of salary increases [member] | Decrease in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	(49)	(48)
Defined benefit obligation	(49)	(48)
Current Service Cost impact [Member] | Actuarial assumption of discount rates [member] | Increase in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	(9)	(12)	7
Retirement benefits			1
Defined benefit obligation	(9)	(12)	8
Current Service Cost impact [Member] | Actuarial assumption of discount rates [member] | Decrease in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	11	13	(7)
Retirement benefits			(1)
Defined benefit obligation	11	13	S/ (8)
Current Service Cost impact [Member] | Actuarial assumption of expected rates of salary increases [member] | Increase in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	12	13
Defined benefit obligation	12	13
Current Service Cost impact [Member] | Actuarial assumption of expected rates of salary increases [member] | Decrease in Dicount Rate [Member]
Disclosure of Relevant Actuarial Assumption Affected on Defined Benefit Obligation [Line Items]
Seniority premium	6	6
Defined benefit obligation	S/ 6	S/ 6